Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our chief executive officer (our principal executive officer ("PEO") and our other named executive officers and certain financial performance of the Company. The following table depicts the relationship between total compensation per the Summary Compensation Table, compensation actually paid, value of a $100 fixed investment based on total stockholder return and net income (loss) for the years ended December 31, 2025, 2024 and 2023.

Pay-Versus-Performance Table

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (4)	$ Millions Net Income (Loss)
2025	$1,201,183	$(348,553)	$649,020	$(35,409)	$178.08	$(15.6)
2024	$1,240,467	$1,508,229	$739,639	$856,016	$1,259.29	$(6.2)
2023	$663,900	$2,115,059	$478,636	$1,150,349	$979.66	$(8.1)

(1)
For 2025, 2024 and 2023, our PEO was Paul Gudonis and our non-PEO named executive officers were David Henry and Harry Kovelman.
(2)
Compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2025	2024	2023
Summary Compensation Table - Total Compensation	$1,201,183	$1,240,467	$663,900
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(600,072)	(453,700)	(137,342)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	166,051	837,200	1,337,670
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(479,269)	178,750	(2,151)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	39,376	-	12,342
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(675,822)	(294,488)	240,640
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$(348,553)	$1,508,229	$2,115,059

(3)
Compensation actually paid to our named executive officers (excluding the PEO) reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2025	2024	2023
Summary Compensation Table - Total Compensation	$649,020	$739,639	$478,636
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(264,928)	(214,635)	(64,842)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	77,108	396,060	611,220
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(226,730)	75,075	(110)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	22,479	-	12,342
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(292,358)	(140,123)	113,103
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$(35,409)	$856,016	$1,150,349

(4)
Based on the market price for our common stock of $0.5114 on December 31,2022, $5.01 on December 31, 2023, $6.44 on December 31, 2024 and $0.91 on December 31, 2025.

Analysis of Information Presented in the Pay Versus Performance Table

We believe our stock price fell during 2025 as a result of lead generation challenges brought on by a change by a social media company as to how we could use their data to reach prospective patients. The result was fewer quality leads and a higher cost per pipeline add, leading to slower revenue growth compared to 2024, revised full year revenue guidance and a higher cash burn in 2025, as we increased advertising spend to try and compensate for these challenges. This occurred after a period of a higher stock price toward the end of 2023 and carrying over into early 2025, in conjunction with the announcement by the Centers for Medicare and Medicaid Services ("CMS"), that they intended to reclassify our products to the brace benefit category, reimbursed on a lump sum basis, instead of their original classification as durable medical equipment, which is reimbursed on a rental basis. CMS published preliminary fees for our products at that time.

Compensation actually paid in 2025 reflects our lower stock price, slower revenue growth, higher cash burn and net loss, turning negative for the PEO and the average of the non-PEO named executive officers. Compensation actually paid in 2024 and 2023 includes equity grants in 2023 that were made when the grant date fair value was significantly lower than the stock price at the end of both 2023 and 2024. However, the value of a $100 investment as of December 31, 2024, reflects the stock price at the beginning of 2022. An investor at the beginning of 2023, however, would have experienced a more than ten-fold increase in the value of their investment though the end of 2024. In this context, the compensation actually paid in 2024 and 2023 is in line with what investors have experienced since 2023. Investors holding our stock since the beginning of 2023 are still experiencing a 78% return.

Comparing the compensation actually paid in 2025 to amounts reported in the executive compensation table, compensation actually paid to the PEO was a higher negative amount in 2025, reflecting the PEO's increased exposure to changes in equity compensation compared to the other non-PEO named executive officers. This relationship between PEO and non-PEO named executive officer pay is reflected in 2024 and 2023 as well. Compensation actually paid to the PEO was higher by 22% and 219% in 2024 and 2023, respectively, compared with increases of 16% and 140% for the average of the non-PEO named executive officers in 2024 and 2023, respectively, as those periods were reflective of a higher stock price.

We have generated net losses since inception. Net loss increased in 2025 for the aforementioned reasons. Changes in compensation actually paid to the PEO and the average of the named executive officers reflect the change in net loss in the periods presented. This is consistent with the guidance of our board and specifically the compensation committee to align executive compensation with performance.

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	For 2025, 2024 and 2023, our PEO was Paul Gudonis and our non-PEO named executive officers were David Henry and Harry Kovelman.
PEO Total Compensation Amount	$ 1,201,183	$ 1,240,467	$ 663,900
PEO Actually Paid Compensation Amount	$ (348,553)	1,508,229	2,115,059
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2025	2024	2023
Summary Compensation Table - Total Compensation	$1,201,183	$1,240,467	$663,900
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(600,072)	(453,700)	(137,342)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	166,051	837,200	1,337,670
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(479,269)	178,750	(2,151)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	39,376	-	12,342
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(675,822)	(294,488)	240,640
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$(348,553)	$1,508,229	$2,115,059

Non-PEO NEO Average Total Compensation Amount	$ 649,020	739,639	478,636
Non-PEO NEO Average Compensation Actually Paid Amount	$ (35,409)	856,016	1,150,349
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid to our named executive officers (excluding the PEO) reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2025	2024	2023
Summary Compensation Table - Total Compensation	$649,020	$739,639	$478,636
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(264,928)	(214,635)	(64,842)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	77,108	396,060	611,220
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(226,730)	75,075	(110)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	22,479	-	12,342
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(292,358)	(140,123)	113,103
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$(35,409)	$856,016	$1,150,349

Compensation Actually Paid vs. Total Shareholder Return

Compensation actually paid in 2025 reflects our lower stock price, slower revenue growth, higher cash burn and net loss, turning negative for the PEO and the average of the non-PEO named executive officers. Compensation actually paid in 2024 and 2023 includes equity grants in 2023 that were made when the grant date fair value was significantly lower than the stock price at the end of both 2023 and 2024. However, the value of a $100 investment as of December 31, 2024, reflects the stock price at the beginning of 2022. An investor at the beginning of 2023, however, would have experienced a more than ten-fold increase in the value of their investment though the end of 2024. In this context, the compensation actually paid in 2024 and 2023 is in line with what investors have experienced since 2023. Investors holding our stock since the beginning of 2023 are still experiencing a 78% return.

Compensation Actually Paid vs. Net Income

We have generated net losses since inception. Net loss increased in 2025 for the aforementioned reasons. Changes in compensation actually paid to the PEO and the average of the named executive officers reflect the change in net loss in the periods presented. This is consistent with the guidance of our board and specifically the compensation committee to align executive compensation with performance.

Compensation Actually Paid vs. Company Selected Measure

Comparing the compensation actually paid in 2025 to amounts reported in the executive compensation table, compensation actually paid to the PEO was a higher negative amount in 2025, reflecting the PEO's increased exposure to changes in equity compensation compared to the other non-PEO named executive officers. This relationship between PEO and non-PEO named executive officer pay is reflected in 2024 and 2023 as well. Compensation actually paid to the PEO was higher by 22% and 219% in 2024 and 2023, respectively, compared with increases of 16% and 140% for the average of the non-PEO named executive officers in 2024 and 2023, respectively, as those periods were reflective of a higher stock price.

Total Shareholder Return Amount	$ 178.08	1,259.29	979.66
Net Income (Loss)	$ (15,600,000)	$ (6,200,000)	$ (8,100,000)
PEO Name	Paul Gudonis	Paul Gudonis	Paul Gudonis
Initial Fixed Investment Value	$ 100,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,072)	$ (453,700)	$ (137,342)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,051	837,200	1,337,670
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(479,269)	178,750	(2,151)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,376	0	12,342
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,822)	(294,488)	240,640
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,928)	(214,635)	(64,842)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,108	396,060	611,220
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,730)	75,075	(110)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,479	0	12,342
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,358)	(140,123)	113,103
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0